Fair Value by Maturity Periods of Available for Sale Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Contractual maturities
Within one year	$ 198,441
One year to five years	37,528
After five years
Equities	9,420
Insurance subsidiary investments	$ 245,389	$ 202,592